Related Party Transactions	12 Months Ended
Aug. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related Party Transactions

Management, consulting and accounting services	Cash $	%	Non-Cash(2) $	%	Aug 31 2020 Total $	Cash $	%	Non-Cash (2) $	%	Aug 31 2019 Total $
C.A.B Financial Services(1)	300,802	66	153,065	34	453,867	223,280	100	—	—	223,280
M&E Services Ltd.(1)	121,664	46	143,886	54	265,550	112,377	100	—	—	112,377
Docherty Management Limited(1)	242,521	47	275,614	53	518,135	195,740	100	—	—	195,740
Company controlled by a director	—	—	—	—	—	14,932	12	112,718	88	127,650
Directors	67,146	43	88,544	57	155,690	16,138	9	172,330	91	188,468
	732,133		661,109		1,393,242	562,467		285,048		847,515

(1) C.A.B. Financial Services is owned by the CEO of the Company, M&E Services Ltd. is owned by the CFO of the Company, and Docherty Management Limited is owned by the President of the Company.

(2) Stock Based Compensation (SBC) and Share Awards are included in the total value of the grants and awards included in expenses. In the year ended August 31, 2020 the Company granted $572,565 of option awards to officers and $88,544 awards to Directors included in Consulting expense replacing cancelled options (Note 13).

Due to related parties:

As at August 31, 2020, $58,704 (August 31, 2019 - $48,096) was payable to related parties included in due to related parties.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.